UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-XXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli             New York, New York           February 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $79,339
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                               Name
--------------------                               ----
NONE

                                                    FORM 13F INFORMATION TABLE


  Column 1               Column 2    Column 3   Column 4         Column 5  Column 6 Column 7       Column 8
                                                                                               Voting Authority
Name of Issuer           Title of    CUSIP     Mkt Value  Shares/   Sh/    Investmt Other    Sole    Shared   None
                         Class       Number    (X $1,000) Prn Amt   Prn    Discretn Mgrs
CORNERSTONE RLTY
  INCOME TR I            COM         21922V102     352      35300   SH       SOLE            SOLE
ENDOCARDIAL SOLUTIONS
  INC                    COM         292962107    1053      90000   SH       SOLE            SOLE
FIRST HEALTH GROUP CORP  COM         320960107   31276    1671645   SH       SOLE            SOLE
GUIDANT CORP             COM         401698105    4326      60000   SH       SOLE            SOLE
MANDALAY RESORT GROUP    COM         562567107    3310      47000   SH       SOLE            SOLE
METRO GOLDWYN MAYER      COM         591610100     743      62500   SH       SOLE            SOLE
MYLAN LABS INC           COM         628530107     265      15000   SH       SOLE            SOLE
NEXTEL COMMUNICATIONS
  INC                    CL A        65332V103     600      20000   SH       SOLE            SOLE
OCULAR SCIENCES INC      COM         675744106   11662     237942   SH       SOLE            SOLE
ROGERS WIRELESS
  COMMUNICATIO         CL B NON-VTG  775315104   13789     300800   SH       SOLE            SOLE
SELECT MEDICAL CORP      COM         816196109     880      50000   SH       SOLE            SOLE
STELMAR SHIPPING LTD     COM         V8726M103    6918     145000   SH       SOLE            SOLE
VERITAS SOFTWARE CO      COM         923436109    3384     118515   SH       SOLE            SOLE
VISX INC DEL             COM         92844S105     781      30200   SH       SOLE            SOLE
                                                 79339








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